Revenue - Lease and non-lease components of revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of revenue
Revenue	$ 223,110,983	$ 232,359,933
Time Charter
Disaggregation of revenue
Revenue	18,642,019	27,875,265
Time Charter | Lease component
Disaggregation of revenue
Revenue	16,438,200	21,836,275
Time Charter | Non-lease component
Disaggregation of revenue
Revenue	$ 2,203,819	$ 6,038,990